Stock-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

12. Stock-Based Compensation

2020 Equity Incentive Plan

The Company’s 2020 Equity Incentive Plan (the “2020 Plan”) provides for the Company to grant incentive stock options, non-qualified stock options, restricted stock awards, restricted stock units and other stock-based awards to employees, members of the board of directors and consultants. The 2020 Plan is administered by the board of directors or, at the discretion of the board of directors, by a committee of the board of directors. The board of directors may also delegate to one or more officers of the Company the power to grant awards to employees and certain officers of the Company. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, or its committee or any such officer if so delegated.

The exercise price for stock options granted may not be less than the fair market value of the Company’s common stock on the date of grant, as determined by the board of directors, or at least 110% of the fair market value of the Company’s common stock on the date of grant in the case of an incentive stock option granted to an employee who owns stock representing more than 10% of the voting power of all classes of stock as determined by the board of directors as of the date of grant. Prior to the IPO, the Company’s board of directors determined the fair value of the Company’s common stock, taking into consideration its most recently available valuation of common stock performed by third parties as well as additional factors which may have changed since the date of the most recent contemporaneous valuation through the date of grant. Stock options granted under the 2020 Plan expire after ten years and typically vest over a four-year period with the first 25% vesting upon the first anniversary of a specified vesting commencement date and the remainder vesting in 36 equal monthly installments over the succeeding three years, contingent on the recipient’s continued employment or service. Certain awards of stock options permit the holders to exercise the option in whole or in part prior to the full vesting of the option in exchange for unvested shares of restricted common stock with respect to any unvested portion of the option so exercised.

As of December 31, 2022, there were 10,362,687 shares authorized to be issued upon the exercise of outstanding stock option grants and no shares reserved for future issuance under the 2020 Plan.

2021 Equity Incentive Plan

In July 2021, the Company’s board of directors adopted, and its stockholders approved, the 2021 Equity Incentive Plan (the “2021 Plan”), which became effective immediately prior to and contingent upon the execution of the underwriting agreement related to the Company’s IPO. The 2021 Plan provides for the grant of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock awards, restricted stock units and other stock-based awards. The number of shares reserved for issuance under the 2021 Plan was equal to 35,075,122, which is the sum of 11,413,572 new shares; plus the number of shares (not to exceed 23,661,550 shares), which represents (i) the number of shares that remained available for issuance under the 2020 Plan, at the time the 2021 Plan became effective, and (ii) any shares subject to outstanding stock options or other stock awards that were granted under the 2020 Plan that are forfeited, terminate, expire or are otherwise not issued. In addition, the number of shares of the Company’s common stock reserved for issuance under the 2021 Plan will automatically increase on the first day of each calendar year, beginning on January 1, 2022 and continuing through January 1, 2031, in an amount equal to 5% of the shares of common stock outstanding on the last day of the calendar month before the date of each automatic increase, or a lesser number of shares determined by the board of directors. On January 1, 2022, 5,539,145 shares of common stock were automatically added to the shares authorized for issuance under the 2021 Plan. The number of shares to be issued under the 2021 Plan did not increase on January 1, 2023 as determined by the Company's board of directors. The shares of common stock underlying any awards that are forfeited, cancelled, held back upon exercise or settlement of an award to satisfy the exercise price or tax withholding, repurchased or are otherwise terminated by the Company under the 2021 Plan will be added back to the shares of common stock available for issuance under the 2021 Plan.

As of December 31, 2022, there were an aggregate of 42,935,402 shares authorized to be issued under the 2020 Plan and the 2021 Plan, which includes 10,362,687 and 12,876,704 shares authorized to be issued upon the exercise of outstanding stock option grants from the 2020 Plan and 2021 Plan, respectively, and 0 and 19,696,011 shares reserved for future issuance under the 2020 Plan and 2021 Plan, respectively.

Stock Option Valuation

The fair value of stock option grants is estimated using the Black-Scholes option-pricing model. Prior to its IPO in August 2021, the Company had been a private company. Due to the proximity to the IPO, the Company continues to lack sufficient company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. For options with service-based vesting conditions, the expected term of the Company’s stock options has been determined utilizing the “simplified” method. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

The following table presents, on a weighted-average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted:

	2022	2021
Expected term (in years)	6.0	6.0
Expected volatility	71.8%	73.3%
Risk-free interest rate	2.7%	1.0%
Expected dividend yield	—%	—%

Stock Option Activity

The following table summarizes the Company’s stock option activity since December 31, 2021:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding at December 31, 2021	18,871,592	$10.15	9.3	$24,897
Granted	12,625,109	4.30
Exercised	(298,353)	0.81
Forfeited	(7,958,957)	10.41
Outstanding at December 31, 2022	23,239,391	$7.01	7.9	$1,594
Vested and expected to vest at December 31, 2022	23,239,391	$7.01	7.9	$1,594
Options exercisable at December 31, 2022	6,845,330	$8.25	6.3	$1,001

The weighted-average grant date fair value of stock options granted during the year ended December 31, 2022 and 2021 was $2.79 and $7.56, respectively, per share.

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair market value of the common stock for the options that had exercise prices lower than the estimated fair value of the Company’s common stock at December 31, 2022 and December 31, 2021.

The total intrinsic value of stock options exercised was $1.0 million for the year ended December 31, 2022. There were no options exercised during the year ended December 31, 2021.

In July 2022, David Hering, M.B.A. was appointed as the Company's Chief Executive Officer. In conjunction with this appointment, Mr. Hering was granted a stock option to purchase 2,000,000 shares of common stock, which vest monthly in equal installments over 48 months.

Mr. Hering was also eligible to receive an additional stock option to purchase up to 1,000,000 shares of common stock (the “Additional Option Grant”) if certain goals approved by the Company’s board of directors, on the recommendation of the Compensation Committee, were achieved on or prior to December 31, 2022, with such achievement to be determined by the Company’s board of directors, upon the recommendation of the Compensation Committee. If such performance goals were partially achieved on or prior to December 31, 2022, then Mr. Hering was entitled to receive a partial amount of the Additional Option Grant, with such partial amount to be determined by the Company’s board of directors, in its sole and absolute discretion. In December 2022, Mr. Hering received a partial amount of the Additional Option Grant and was granted a stock option to purchase 700,000 shares of common stock, which vests in monthly equal installments over a 48-month period commencing on the grant date.

Early Exercise of Stock Options into Restricted Stock

The Company’s restricted stock activity during the year ended December 31, 2022 was solely due to shares of restricted common stock issued pursuant to the permitted early exercise of stock options as permitted under the 2020 Plan prior to amendments. The 2021 Plan does not permit early exercise of stock options. Shares of common stock issued upon exercise of unvested stock options are restricted and continue to vest in accordance with the original vesting schedule applicable to the associated stock option award. The Company has the right to repurchase any unvested shares of restricted common stock, at the original purchase price, upon any voluntary or involuntary termination of the service relationship during the vesting period.

Number of Shares
Unvested restricted stock at December 31, 2021	3,082,175
Issued	—
Vested	(571,105)
Repurchased	(2,150,737)
Unvested restricted stock at December 31, 2022	360,333

Proceeds from the early exercise of stock options are recorded as an early-exercise liability on the consolidated balance sheets. The liability for unvested common stock subject to repurchase is then reclassified to common stock and additional paid-in capital as the Company’s repurchase right lapses. Shares issued pursuant to the early exercise of stock options are not considered to be outstanding for accounting purposes until the shares vest. As of each of December 31, 2022 and 2021, the liability related to the payments for unvested shares from early-exercised options was less than $0.1 million.

Stock-Based Compensation Expense

The Company recorded stock-based compensation expense in the following expense categories of its consolidated statements of operations and comprehensive loss (in thousands):

	2022	2021
Research and development	$12,800	$6,591
Selling, general and administrative	8,848	11,173
	$21,648	$17,764

In February 2022, Tillman U. Gerngross, Ph.D., resigned as Chief Executive Officer and President and as a member of the Company's board of directors. In accordance with his resignation, Dr. Gerngross's outstanding stock options were forfeited, resulting in a reversal of selling, general and administrative related stock-based compensation expense of approximately $4.6 million.

As of December 31, 2022, total unrecognized stock-based compensation cost related to unvested awards was $62.0 million and the weighted-average period over which such expense is expected to be recognized was 2.8 years.

2021 Employee Stock Purchase Plan

In July 2021, the Company’s board of directors adopted, and its stockholders approved, the 2021 Employee Stock Purchase Plan (the “2021 ESPP”), which became effective immediately prior to and contingent upon the execution of the underwriting agreement related to the Company’s IPO. A total of 1,342,773 shares of common stock were initially reserved for issuance under the 2021 ESPP. There were 113,521 shares issued under the 2021 ESPP as of December 31, 2022. The number of shares of common stock that may be issued under the 2021 ESPP will automatically increase on the first day of each calendar year, beginning on January 1, 2022 and continuing through January 1, 2031, by an amount equal to the lesser of (i) 1% of the shares of common stock outstanding on the last day of the calendar month before the date of each automatic increase, (ii) 2,685,546 shares and (iii) an amount determined by the Company’s board of directors. The number of shares to be issued under the 2021 ESPP did not increase on January 1, 2023 as determined by the Company's board of directors. The first offering under the 2021 ESPP was June 6, 2022. As of December 31, 2022, 1,229,252 shares remained available for issuance under the 2021 ESPP. During the year ended December 31, 2022, the Company recognized $0.1 million in related stock-based compensation expense.

Warrant Expense

In November 2022, the Company entered into the PHP MSA, the PHP Work Order and a warrant agreement with respect to the PHP Warrant. To compensate for the services and deliverables provided by PHP, the Company issued 6,824,712 equity-classified warrants to PHP. Each warrant shall give the right to acquire common stock of the Company at a purchase price of $3.48 per share. Per the agreement, the PHP Warrant is exercisable upon either the achievement of corresponding market capitalization targets or a consummation of a fundamental transaction (as defined in the PHP Warrant); as such, there are no other requirements, including any continuous service requirements, in order for PHP to be entitled to the PHP Warrant, if and when any portion of it vests.

The following table sets forth the activity relating to the PHP Warrant outstanding for the year ended December 31, 2022 (aggregate value in thousands):

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding at December 31, 2021	—	$—	—	$—
Granted	6,824,712	3.48
Outstanding at December 31, 2022	6,824,712	$3.48	9.88	$—
Warrants exercisable at December 31, 2022	—	$—	—	$—

Assumptions used to determine the fair value of PHP Warrant using the simulation model based on Geometric Brownian Motion in a risk-neutral framework are as follows:

Year Ended December 31,
2022
Weighted-average grant date fair value per warrant	$2.55
Expected term (in years)	10.0
Expected volatility	70.0%
Risk-free interest rate	3.8%
Expected dividend yield	—%
Common shares outstanding	108,982,401

The aggregate grant date fair value of the PHP Warrant was $17.4 million which was recognized as warrant expense on the grant date.